UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Onslow Bay Funding LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer: __________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001658638

OBX 2026-NQM11 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Michael Fania, (212) 696-0100

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02 Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03 Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.01	AMC Diligence, LLC (“AMC”) Narrative
1.	AMC Rating Agency Grades Report
2.	AMC Exception Grades Report
3.	AMC Valuation Summary Report
4.	AMC Supplemental Data Report
5.	AMC Business Purpose Report
6.	AMC Multi-Property Report
7.	AMC Multi-Property Valuation Report
8.	AMC Multi-Property Units Report
9.	AMC Data Compare Report
10.	AMC Valuation Data Report

99.02	Consolidated Analytics, Inc. (“CA”) Narrative
1.	CA Valuation Analysis Report

99.03	Canopy Financial Technology Partners LLC (“Canopy”) Narrative
1.	Canopy Supplemental Data Report
2.	Canopy Business Purpose Report
3.	Canopy Rating Agency Grades Detail Report
4.	Canopy Rating Agency Grades Summary Report
5.	Canopy Valuation Report
6.	Canopy ATR or QM Report
7.	Canopy Data Compare Report

99.04	Clarifii LLC (“Clarifii”) Narrative
1.	Clarifii Valuation Report
2.	Clarifii Supplemental Data Report
3.	Clarifii Rating Agency Grades Summary Report
4.	Clarifii Rating Agency Grades Detail Report
5.	Clarifii Data Compare Report
6.	Clarifii Business Purpose Report
7.	Clarifii ATR or QM Report

99.05	Evolve Mortgage Services (“Evolve”) Narrative
1.	Evolve Rating Agency Grades Report
2.	Evolve Exception Detail Report
3.	Evolve Valuation Report
4.	Evolve Data Compare Report
5.	Evolve QM ATR Data Report
6.	Evolve Additional Data Report
7.	Evolve Business Purpose Report

99.06	Selene Diligence LLC (“Selene”) Narrative
1.	Selene Rating Agency Grades Report
2.	Selene Standard Findings Report
3.	Selene Valuation Report
4.	Selene RA Multi-Property Report
5.	Selene Supplemental Data Report
6.	Selene Multi-Property Data Report
7.	Selene Business Purpose Supplement Report
8.	Selene Data Compare Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ONSLOW BAY FUNDING LLC

Date: July 29, 2026	/s/ Michael Fania
	Name:	Michael Fania
	Title:	Authorized Signatory